NON-RECOURSE BORROWINGS - Schedule of Current and Non-current Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 9,009	$ 7,949
Current
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,956	866
Non-current
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 7,053	$ 7,083